Related Party Transactions (Details) - Schedule of other payables - related party - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Other payables & related party	$ 362,884	$ 10,711
Weili He [Member]
Related Party Transaction [Line Items]
Relationship	Former Chief Financial Officer (“CFO”) of the Company who held less than 5% of the Company ordinary shares currently
Nature	Salary Payable
Other payables & related party	$ 10,711	$ 10,711
Hui Xu [Member]
Related Party Transaction [Line Items]
Relationship	General Manager of CACM
Nature	Interest-free loan, due on demand
Other payables & related party	$ 350,000
Jehan Zeb Khan [Member]
Related Party Transaction [Line Items]
Relationship	Director and Former Co-Acting CEO of the Company
Nature	Interest-free loan, due on demand
Other payables & related party	$ 2,173